Amounts Due from Related Party, Net - Schedule of Amounts Due from Related Party (Details) - Related Party [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Amounts Due from Related Party [Line Items]
Amounts due from related party	$ 3,923	$ 3,895
Less: Allowance for expected credit losses	(38)	(37)
Total amounts from related party, net	$ 3,885	$ 3,858